CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of cash, cash equivalents and restricted cash
The following identifies the balance sheet line items included in cash, cash equivalents and restricted cash as presented in the interim condensed consolidated statements of cash flows:

(in thousands of $)	June 30,	December 31,
	2025	2024
Cash and cash equivalents	412,681	437,154
Restricted cash	56	49
Cash, cash equivalents and restricted cash	412,737	437,203